Earnings Per Share	12 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Earnings Per Share

Note 28. Earnings per share

	2019 A$'000	2018 A$'000	2017 A$'000
Profit/(Loss) after income tax attributable to the owners of Benitec Biopharma Limited	4,094	(11,640)	(5,690)

	Number	Number	Number
Weighted average number of ordinary shares used in calculating basic earnings per share	257,029,426	210,454,829	175,433,909
Weighted average number of ordinary shares used in calculating diluted earnings per share	257,029,426	210,454,829	175,433,909

	Cents	Cents	Cents
Basic earnings per share	1.59	(5.53)	(3.24)
Diluted earnings per share	1.59	(5.53)	(3.24)

Outstanding options to acquire ordinary shares are not considered dilutive for the years ended June 30, 2019 and June 30, 2018, because they are anti-dilutive, as the strike price was lower than share price.